Average Annual Total Returns - First Trust S and P International Dividend Aristocrats ETF	First Trust S and P International Dividend Aristocrats ETF 1 Year	First Trust S and P International Dividend Aristocrats ETF 5 Years	First Trust S and P International Dividend Aristocrats ETF Since Inception	First Trust S and P International Dividend Aristocrats ETF Inception Date	First Trust S and P International Dividend Aristocrats ETF After tax on distributions 1 Year	First Trust S and P International Dividend Aristocrats ETF After tax on distributions 5 Years	First Trust S and P International Dividend Aristocrats ETF After tax on distributions Since Inception	First Trust S and P International Dividend Aristocrats ETF After tax on distributions and sale of fund shares 1 Year	First Trust S and P International Dividend Aristocrats ETF After tax on distributions and sale of fund shares 5 Years	First Trust S and P International Dividend Aristocrats ETF After tax on distributions and sale of fund shares Since Inception	S&P International Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P International Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P International Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones EPAC Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year		Dow Jones EPAC Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years		Dow Jones EPAC Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception		MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(7.47%)	4.94%	2.04%	Aug. 22, 2013	(9.08%)	2.96%	(0.04%)	(4.53%)	2.92%	0.61%	(6.41%)	[1],[2]	[1],[2]	[1],[2]	(5.45%)	[3]	6.16%	[3]	3.36%	[3]	7.59%	7.64%	5.52%

[1]	On August 30, 2018, the Fund's underlying index changed from the NASDAQ International Multi-Asset Diversified Income IndexSM to the S&P International Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Because the Fund's new underlying index had an inception date of April 29, 2018, performance information is not included above.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.